Summary of Significant Accounting Policies (Details) - USD ($)							9 Months Ended		12 Months Ended
	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Dec. 14, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash							$ 517,975		$ 2,171,553	$ 50,858
Cash equivalents							0		0	0
Aggregate redemption amount			$ 197,694,657
Proceeds from marketable securities held in Trust Account							32,703,710	$ 199,982,385	199,982,386	235,156,272
Warrant liability							$ 1,856,000		$ 580,500	$ 527,050
Number of shares remaining							1,163,113		4,150,065	23,000,000
Unrecognized tax benefits							$ 0
Amounts accrued for the payment of interest and penalties							468		$ 22,062	$ 0
Federal depository insurance coverage							$ 250,000		$ 250,000
Initial Public Offering, Over-Allotment and the Private Placement
Summary of Significant Accounting Policies
Proceeds from sale of Units, net of underwriting discounts paid						$ 234,600,000
Maturity term of U.S. government securities						185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination						100.00%
Class A common stock
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares									18,849,935
Aggregate redemption amount									$ 197,694,657
Number of shares redeemed			18,849,935
Aggregate redemption amount			$ 197,694,657
Class A common stock subject to redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares		2,986,952					18,849,935
Redemption price per share		$ 10.79					$ 10.49
Aggregate redemption amount		$ 32,214,591	197,694,657				$ 32,214,591
Proceeds from marketable securities held in Trust Account	$ 32,214,591		$ 197,694,657
Number of shares redeemed	2,986,952	2,986,952	18,849,935
Number of shares exercised their right to redeem		2,986,952		18,849,935
Class A common stock subject to possible redemption							12,895,117		44,709,805	$ 237,984,513	$ 234,600,690
Accretion of Class A redeemable shares to redemption value									$ (6,707,678)
Class A common stock not subject to redemption
Summary of Significant Accounting Policies
Redemption price per share				$ 10.49
Number of shares exercised their right to redeem				18,849,935
Aggregate redemption amount				$ 197,694,657
Common class not subject to redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares					18,849,935				18,849,935
Redemption price per share		$ 10.79
Aggregate redemption amount					$ 197,694,657		$ 197,694,657		$ 197,694,657
Number of shares redeemed			18,849,935
Number of shares exercised their right to redeem		2,986,952
Share redemptions payable		$ 32,214,591